Share-Based Compensation (Summary Of Assumptions Related To Grants) (Details) (Stock appreciation rights, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock appreciation rights
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Expected volatility (weighted-average)	53.00%	56.00%	58.00%
Expected dividends	1.37%	0.00%	0.00%
Expected term (in years)	8 years	6 years	4 years 6 months
Risk-free rate	2.05%	2.86%	2.26%
Value of SARs granted	$ 6.92	$ 8.12	$ 3.90